Financial Assets at Fair Value through Profit or Loss	12 Months Ended
Mar. 31, 2022
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Financial Assets at Fair Value through Profit or Loss

8	FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS
Financial assets at fair value through profit or loss at March 31, 2022 and 2021 consisted of the following:

	At March 31,
	2022	2021

	(In millions)
Debt instruments	¥1,657,206	¥1,667,164
Equity instruments	38,379	77,684

Total financial assets at fair value through profit or loss	¥1,695,585	¥1,744,848

Debt instruments in financial assets at fair value through profit or loss mainly consist of investment funds. Equity instruments in financial assets at fair value through profit or loss mainly consist of non-trading
stocks held by the venture capital investment subsidiary.